Identified Intangible Liabilities, Net - Summary of Amortization Expense on Below Market Leases (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Intangible Liabilities [Abstract]
2021	$ 175,000
2021		$ 236,000
2022	217,000	217,000
2023	207,000	207,000
2024	161,000	161,000
2025	123,000	123,000
Thereafter	351,000	351,000
Total	$ 1,234,000	$ 1,295,000